--------------------------------------------------------------------------------

                      DFA Investment Dimensions Group Inc.
                      The Emerging Markets Value Portfolio
                     Dimensional Emerging Markets Fund Inc.

                                 Annual Report

                          Year Ended November 30, 1998

                     -------------------------------------

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                      THE EMERGING MARKETS VALUE PORTFOLIO
                                      AND
                     DIMENSIONAL EMERGING MARKETS FUND INC.
                                 ANNUAL REPORT

                               TABLE OF CONTENTS

                                                                           PAGE
                                                                          ------
DFA INVESTMENT DIMENSIONS GROUP INC. -- THE EMERGING MARKETS VALUE
 PORTFOLIO
    Performance Chart...................................................       1
    Statement of Assets and Liabilities.................................       2
    Statement of Operations.............................................       3
    Statement of Changes in Net Assets..................................       4
    Financial Highlights................................................       5
    Notes to Financial Statements.......................................     6-7
    Report of Independent Accountants...................................       8

DIMENSIONAL EMERGING MARKETS FUND INC.
    Performance Chart...................................................       9
    Schedule of Investments.............................................   10-18
    Statement of Assets and Liabilities.................................      19
    Statement of Operations.............................................      20
    Statements of Changes in Net Assets.................................      21
    Financial Highlights................................................      22
    Notes to Financial Statements.......................................   23-24
    Report of Independent Accountants...................................      25

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                       DIMENSIONAL INVESTMENT GROUP INC.

                               PERFORMANCE CHART

--------------------------------------------------------------------------------
EMERGING MARKETS VALUE PORTFOLIO VS.
MSCI EMERGING MARKETS FREE INDEX
APRIL 1998-NOVEMBER 1998

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

               EMERGING MARKETS VALUE
  DATE               PORTFOLIO             MSCI EMERGING MARKETS FREE INDEX

                                   $9,950                           $10,000
Apr-98                             $9,592                            $9,872
May-98                             $8,447                            $8,489
Jun-98                             $7,681                            $7,581
Jul-98                             $8,009                            $7,795
Aug-98                             $5,930                            $5,512
Sep-98                             $5,900                            $5,846
Oct-98                             $7,164                            $6,454
Nov-98                             $8,329                            $6,984

ANNUALIZED
TOTAL RETURN        ONE
(%)                 YEAR
---------------------------
                   -16.71

- THE PORTFOLIO INVESTS IN THE DIMENSIONAL EMERGING MARKETS FUND INC. WHICH IN TURN PROVIDES ACCESS TO NON-U.S. LARGE COMPANIES IN "EMERGING MARKET" COUNTRIES INCLUDING ARGENTINA, BRAZIL, CHILE, GREECE, INDONESIA, ISRAEL, MALAYSIA, MEXICO, PHILIPPINES, PORTUGAL, SOUTH KOREA, THAILAND, AND TURKEY, SPECIFICALLY THOSE DEEMED TO BE VALUE STOCKS.

- THIS WAS A NEW PORTFOLIO AND ITS YEAR-TO-DATE RETURNS IN FISCAL 1998 REFLECT THE PERFORMANCE OF ITS STRATEGY.
Past performance is not predictive of future performance.

--------------------------------------------------------------------------------

                      DFA INVESTMENT DIMENSIONS GROUP INC.
                      THE EMERGING MARKETS VALUE PORTFOLIO

                      STATEMENT OF ASSETS AND LIABILITIES

                               NOVEMBER 30, 1998

                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)

ASSETS:
Investment in the Dimensional Emerging Markets Fund Inc.
  (742,557 Shares, Cost $9,675++).....................................................  $  10,945
Receivable for Fund Shares Sold.......................................................         18
Prepaid Expenses and Other Assets.....................................................         32
                                                                                        ---------
    Total Assets......................................................................     10,995
                                                                                        ---------
LIABILITIES:
Payable for Investment Securities Purchased...........................................         18
Accrued Expenses and Other Liabilities................................................          8
                                                                                        ---------
    Total Liabilities.................................................................         26
                                                                                        ---------
NET ASSETS............................................................................  $  10,969
                                                                                        ---------
                                                                                        ---------
SHARES OUTSTANDING, $.01 PAR VALUE
  (Authorized 100,000,000)............................................................  1,310,733
                                                                                        ---------
                                                                                        ---------
NET ASSET VALUE.......................................................................  $    8.37
                                                                                        ---------
                                                                                        ---------
PUBLIC OFFERING PRICE PER SHARE.......................................................  $    8.41
                                                                                        ---------
                                                                                        ---------

NET ASSETS CONSIST OF:
Paid-In Capital.......................................................................  $   9,671
Undistributed Net Investment Income...................................................         83
Accumulated Net Realized Loss of Investment Securities................................        (55)
Unrealized Appreciation of Investment Securities......................................      1,270
                                                                                        ---------
    Total Net Assets..................................................................  $  10,969
                                                                                        ---------
                                                                                        ---------

--------------

++ The cost for federal income tax purposes is $9,726.

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.
                      THE EMERGING MARKETS VALUE PORTFOLIO

                            STATEMENT OF OPERATIONS

                          FOR THE PERIOD APRIL 2, 1998
                          (COMMENCEMENT OF OPERATIONS)

                              TO NOVEMBER 30, 1998

                             (AMOUNTS IN THOUSANDS)

INVESTMENT INCOME
    Income Distributions Received from Dimensional Emerging Markets Fund Inc. ...........  $     117
                                                                                           ---------

EXPENSES
    Accounting & Transfer Agent Fees.....................................................         13
    Administrative Fee...................................................................         10
    Legal Fees...........................................................................         --
    Audit Fees...........................................................................          1
    Filing Fees..........................................................................          2
    Shareholders' Reports................................................................          2
    Directors Fees and Expenses..........................................................         --
    Organizational Fees..................................................................          5
    Other Expenses.......................................................................          1
                                                                                           ---------
        Total Expenses...................................................................         34
                                                                                           ---------
    NET INVESTMENT INCOME................................................................         83
                                                                                           ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net Realized Loss on Investment Securities...............................................        (55)

Change in Unrealized Appreciation (Depreciation) of Investment Securities................      1,270
                                                                                           ---------

    NET INCOME ON INVESTMENT SECURITIES..................................................      1,215
                                                                                           ---------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.....................................  $   1,298
                                                                                           ---------
                                                                                           ---------

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.
                      THE EMERGING MARKETS VALUE PORTFOLIO

                       STATEMENT OF CHANGES IN NET ASSETS
                          FOR THE PERIOD APRIL 2, 1998
                          (COMMENCEMENT OF OPERATIONS)
                              TO NOVEMBER 30, 1998
                             (AMOUNTS IN THOUSANDS)

INCREASE (DECREASE) IN NET ASSETS
Operations:
    Net Investment Income...............................................................  $      83
    Net Realized Loss on Investment Securities..........................................        (55)
    Change in Unrealized Appreciation (Depreciation) of Investment Securities...........      1,270
                                                                                          ---------
        Net Increase in Net Assets Resulting from Operations............................      1,298
                                                                                          ---------
Distributions From:
    Net Investment Income...............................................................         --
    Net Realized Gains..................................................................         --
                                                                                          ---------
        Total Distributions.............................................................         --
                                                                                          ---------
Capital Share Transactions (1):
    Shares Issued.......................................................................     10,040
    Shares Issued in Lieu of Cash Distributions.........................................         --
    Shares Redeemed.....................................................................       (369)
                                                                                          ---------
        Net Increase from Capital Share Transactions....................................      9,671
                                                                                          ---------
        Total Increase..................................................................     10,969
NET ASSETS
    Beginning of Period.................................................................         --
                                                                                          ---------
    End of Period.......................................................................  $  10,969
                                                                                          ---------
                                                                                          ---------

(1) SHARES ISSUED AND REDEEMED:
    Shares Issued.......................................................................      1,364
    Shares Issued in Lieu of Cash Distributions.........................................         --
    Shares Redeemed.....................................................................        (53)
                                                                                          ---------
                                                                                              1,311
                                                                                          ---------
                                                                                          ---------

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.
                      THE EMERGING MARKETS VALUE PORTFOLIO

                              FINANCIAL HIGHLIGHTS
                          FOR THE PERIOD APRIL 2, 1998
                          (COMMENCEMENT OF OPERATIONS)
                              TO NOVEMBER 30, 1998
                (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

Net Asset Value, Beginning of Period.....................................................  $   10.00
                                                                                           ---------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income..................................................................       0.06
  Net Losses on Securities (Realized and Unrealized).....................................      (1.69)
                                                                                           ---------
  Total from Investment Operations.......................................................      (1.63)
                                                                                           ---------
LESS DISTRIBUTIONS
  Net Investment Income..................................................................         --
  Net Realized Gains.....................................................................         --
                                                                                           ---------
  Total Distributions....................................................................         --
                                                                                           ---------
Net Asset Value, End of Period...........................................................  $    8.37
                                                                                           ---------
                                                                                           ---------
Total Return.............................................................................     (16.30)%#

Net Assets, End of Period (thousands)....................................................  $  10,969
Ratio of Expenses to Average Net Assets (1)..............................................       1.96%*(a)
Ratio of Net Investment Income to Average Net Assets.....................................       3.24%*(a)
Portfolio Turnover Rate..................................................................        N/A
Portfolio Turnover Rate of Master Fund Series............................................      34.84%(b)

--------------

*   Annualized

#   Non-annualized

(1) Represents the combined ratio for the Portfolio and its respective pro-rata share of its Master Fund.

(a) Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.

(b)  Calculated for the year ended November 30, 1998.

N/A Refer to the respective Master Fund.

                See accompanying Notes to Financial Statements.

                    THE DFA INVESTMENT DIMENSIONS GROUP INC.

                         NOTES TO FINANCIAL STATEMENTS

A. ORGANIZATION:

    DFA Investment Dimensions Group Inc. (the "Group") is an open-end management investment company whose shares are offered, without a sales charge, generally to institutional investors and clients of registered investment advisors. The Group offers thirty portfolios, one of which, the Emerging Markets Value Portfolio (the "Portfolio") is included in this report. Of the remaining twenty-nine portfolios, twenty-eight are presented within two separate reports and the remaining portfolio has not yet commenced operations.

    The Portfolio invests all of its assets in the Dimensional Emerging Markets Fund Inc. (the "Fund"). At November 30, 1998, the Portfolio owned 1% of the outstanding shares of the Fund. The financial statements of the Fund are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolio.

B. SIGNIFICANT ACCOUNTING POLICIES:

    The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Group in preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

    1. SECURITY VALUATION: The shares of the Fund held by the Portfolio are valued at its respective daily net asset value.

    2. FEDERAL INCOME TAXES: It is the Portfolio's intention to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal taxes is required in the financial statements.

    3. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Expenses directly attributable to the Portfolio or to the Fund are directly charged. Common expenses are allocated using methods determined by the Board of Directors.

C. INVESTMENT ADVISOR:

    Dimensional Fund Advisors Inc. ("DFA" or the "Advisor") provides administrative services to the Portfolio, including supervision of services provided by others, providing information to the shareholders and the Board of Directors, and other administrative services. The Advisor provides investment advisory services to the Fund. For the period ended November 30, 1998, the Portfolio's administrative fees were computed daily and paid monthly to the Advisor based on an effective annual rate of 0.40% of 1% of average daily net assets.

    Certain officers of the Portfolio are also officers, directors and shareholders of the Advisor.

D. INVESTMENT TRANSACTIONS:

    At November 30, 1998, gross unrealized appreciation and depreciation for federal income tax purposes of investment securities was as follows (amounts in thousands):

Gross Unrealized Appreciation..........................  $   1,219
Gross Unrealized Depreciation..........................         --
                                                         ---------
Net....................................................  $   1,219
                                                         ---------
                                                         ---------

    At November 30, 1998, the Portfolio had a capital loss carryover for federal income tax purposes of approximately $3,898 which expires on November 30, 2006.

E. LINE OF CREDIT:

    The Group, together with other DFA-advised portfolios, has entered into a $50 million unsecured line of credit with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million. Borrowings under the line are charged interest at the current overnight federal funds rate plus a variable rate determined at the date of borrowing. Each portfolio is individually, and not jointly liable for its particular advances under the line. There is no commitment fee on the unused portion of the line of credit. There were no borrowings under the line of credit by the Portfolio during the period ended November 30, 1998.

F. REIMBURSEMENT FEE:

    Shares of the Portfolio are sold at a public offering price which is equal to the Portfolio's current net asset value plus a reimbursement fee of 0.50% of such net asset value. Reimbursement fees are recorded as an addition to paid in capital and are used to defray costs associated with investing proceeds from the sale of shares.

                       REPORT OF INDEPENDENT ACCOUNTANTS

TO THE SHAREHOLDERS AND BOARD OF DIRECTORS OF
DFA INVESTMENT DIMENSIONS GROUP INC.:

In our opinion, the accompanying statement of assets and liabilities of DFA Investment Dimensions Group Inc., Emerging Markets Value Portfolio, and the related statements of operations, and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of DFA Investment Dimensions Group Inc., Emerging Markets Value Portfolio at November 30, 1998, the results of its operations, the changes in its net assets and the financial highlights for each of the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities owned at November 30, 1998 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP

2400 Eleven Penn Center
Philadelphia, Pennsylvania
January 15, 1999

                       DIMENSIONAL INVESTMENT GROUP INC.

                               PERFORMANCE CHART

--------------------------------------------------------------------------------
DIMENSIONAL EMERGING MARKETS FUND INC. VS.
MSCI EMERGING MARKETS FREE INDEX
MARCH 1993-NOVEMBER 1998

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

            DIMENSIONAL EMERGING MARKETS FUND
  DATE                     INC.                  MSCI EMERGING MARKETS FREE INDEX

                                         $9,950                           $10,000
Mar-93                                  $10,151                           $10,313
Apr-93                                  $10,774                           $10,493
May-93                                  $10,985                           $10,751
Jun-93                                  $11,628                           $11,044
Jul-93                                  $11,494                           $11,306
Aug-93                                  $12,496                           $12,246
Sep-93                                  $12,943                           $12,681
Oct-93                                  $13,789                           $13,811
Nov-93                                  $14,597                           $14,415
Dec-93                                  $16,529                           $16,784
Jan-94                                  $17,362                           $17,080
Feb-94                                  $16,308                           $16,766
Mar-94                                  $14,671                           $15,223
Apr-94                                  $14,359                           $14,885
May-94                                  $14,998                           $15,361
Jun-94                                  $14,249                           $14,911
Jul-94                                  $15,500                           $15,830
Aug-94                                  $17,218                           $17,775
Sep-94                                  $17,518                           $17,960
Oct-94                                  $17,565                           $17,612
Nov-94                                  $16,650                           $16,677
Dec-94                                  $15,391                           $15,326
Jan-95                                  $14,008                           $13,686
Feb-95                                  $13,533                           $13,322
Mar-95                                  $13,939                           $13,374
Apr-95                                  $14,813                           $13,949
May-95                                  $16,238                           $14,653
Jun-95                                  $16,069                           $14,667
Jul-95                                  $16,480                           $14,973
Aug-95                                  $15,913                           $14,600
Sep-95                                  $15,582                           $14,511
Oct-95                                  $15,079                           $13,942
Nov-95                                  $14,692                           $13,682
Dec-95                                  $15,193                           $14,262
Jan-96                                  $16,601                           $15,262
Feb-96                                  $16,153                           $14,994
Mar-96                                  $16,230                           $15,083
Apr-96                                  $16,769                           $15,632
May-96                                  $16,885                           $15,524
Jun-96                                  $17,059                           $15,588
Jul-96                                  $15,685                           $14,495
Aug-96                                  $16,197                           $14,844
Sep-96                                  $16,571                           $14,953
Oct-96                                  $16,177                           $14,543
Nov-96                                  $16,321                           $14,768
Dec-96                                  $16,500                           $14,817
Jan-97                                  $18,459                           $15,814
Feb-97                                  $18,915                           $16,480
Mar-97                                  $18,391                           $16,007
Apr-97                                  $18,198                           $15,980
May-97                                  $19,470                           $16,394
Jun-97                                  $20,256                           $17,236
Jul-97                                  $20,641                           $17,459
Aug-97                                  $18,486                           $15,217
Sep-97                                  $19,590                           $15,614
Oct-97                                  $17,147                           $13,039
Nov-97                                  $16,672                           $12,556
Dec-97                                  $17,317                           $12,829
Jan-98                                  $16,252                           $11,813
Feb-98                                  $17,508                           $13,040
Mar-98                                  $18,317                           $13,561
Apr-98                                  $18,083                           $13,388
May-98                                  $16,048                           $11,512
Jun-98                                  $14,663                           $10,281
Jul-98                                  $15,238                           $10,570
Aug-98                                  $11,266                            $7,475
Sep-98                                  $11,223                            $7,928
Oct-98                                  $13,629                            $8,753
Nov-98                                  $15,868                            $9,471

ANNUALIZED
TOTAL RETURN        ONE       FIVE        FROM
(%)                YEAR       YEARS    MARCH 1993
--------------------------------------------------
                   -5.30      1.58        8.36

- THE FUND PROVIDES ACCESS TO NON-U.S. LARGE COMPANIES IN "EMERGING MARKET" COUNTRIES INCLUDING ARGENTINA, BRAZIL, CHILE, GREECE, INDONESIA, ISRAEL, MALAYSIA, MEXICO, PHILIPPINES, PORTUGAL, SOUTH KOREA, THAILAND, AND TURKEY, SPECIFICALLY THOSE DEEMED TO BE VALUE STOCKS.

- THE FUND'S RETURNS IN FISCAL 1998 REFLECTED THE PERFORMANCE OF AN EQUALLY-WEIGHTED EMERGING MARKETS COUNTRY PORTFOLIO.
Past performance is not predictive of future performance.

--------------------------------------------------------------------------------

                     DIMENSIONAL EMERGING MARKETS FUND INC.

                            SCHEDULE OF INVESTMENTS

                               NOVEMBER 30, 1998

                                                               SHARES        VALUE+
                                                         ------------  ------------
THAILAND -- (12.9%)
COMMON STOCKS -- (12.9%)
 *American Standard Sanitaryware (Thailand) Public Co.
   Ltd. (Foreign)......................................         4,150  $     25,291
 *Aromatics (Thailand) Public Co., Ltd. (Foreign)......     5,334,000       664,903
 Ayudhya Insurance Public Co., Ltd. (Foreign)..........        13,000        49,695
 *Bangkok Land Public Co., Ltd. (Foreign)..............       256,400        38,353
 *Bangkok Rubber Public Co., Ltd. (Foreign)............     1,161,200       289,496
 *Bangkok Steel Industry Public Co., Ltd. (Foreign)....        84,000         5,119
 *Bank of Asia Public Co., Ltd. (Foreign)..............       188,100       153,710
 Bank of Ayudhya Public Co., Ltd. (Foreign)............     6,198,000     1,974,431
 *Banpu Public Co., Ltd. (Foreign).....................        50,000        94,183
 *Big C Supercenter Public Co., Ltd. (Foreign).........     1,274,800       282,504
 *Capetronic International (Thailand) Public Co.,
   Ltd.................................................     3,200,000       460,942
 *Capital Nomura Securities Public Co., Ltd.
   (Foreign)...........................................       510,000       967,728
 *Central Pattana Public Co., Ltd. (Foreign)...........       395,000       175,069
 *Ch Karnchang Public Co., Ltd. (Foreign)..............       384,800       586,260
 *Charoen Pokphand Feedmill Public Co., Ltd.
   (Foreign)...........................................       290,700       378,473
 *Christiani and Nielson (Thai) Public Co., Ltd.
   (Foreign)...........................................        56,779         1,258
 *First Bangkok City Bank Public Co., Ltd. (Foreign)...       460,200        36,969
 International Cosmetics Public Co., Ltd. (Foreign)....       275,500       725,000
 *Italian-Thai Development Public Co., Ltd.
   (Foreign)...........................................     1,541,100     3,096,005
 *Jasmine International Public Co., Ltd. (Foreign).....     2,273,400       629,750
 Kang Yong Electric Public Co., Ltd. (Foreign).........        91,500        88,078
 *Krung Thai Bank Public Co., Ltd. (Foreign)...........     7,929,200     4,501,729
 *Laguna Resorts & Hotels Public, Ltd. Foreign.........       521,100       214,719
 *Land and House Public Co., Ltd. (Foreign)............       322,177       238,732
 *MK Real Estate Development Public Co., Ltd.
   (Foreign)...........................................        23,625         3,076
 *Modernform Group Public Co., Ltd. (Foreign)..........        46,000        10,831
 *Nakornthon Bank Public Co., Ltd. (Foreign)...........       838,600       127,765
 *National Finance and Securities Public Co., Ltd.
   (Foreign)...........................................     1,472,000       489,307
 *Nawarat Patanakarn Public Co., Ltd. (Foreign)........         6,400           709

                                                               SHARES        VALUE+
                                                         ------------  ------------
 *New Imperial Hotel Public Co., Ltd. (Foreign)........         7,800  $      6,158
 *Padaeng Industry Public Co., Ltd (Foreign)...........     1,600,800       350,313
 *Phoenix Pulp and Paper Public Co., Ltd. (Foreign)....       171,400        86,650
 *Premier Enterprises Public Co., Ltd. (Foreign).......        32,000           355
 *Quality Houses Public Co., Ltd. (Foreign)............       847,000       201,778
 *Saha Pathana Inter-Holding Public Co., Ltd.
   (Foreign)...........................................       203,600       104,338
 Saha Pathanapibul Public Co., Ltd. (Foreign)..........        24,200        34,356
 *Saha-Union Public Co. Ltd. (Foreign).................       276,000       135,706
 *Sahaviriya Steel Industries Public Co., Ltd.
   (Foreign)...........................................     3,075,300       230,008
 *Samart Corp. Public Co., Ltd. (Foreign)..............       455,200        69,352
 Shangri-la Hotel Public Co., Ltd. (Foreign)...........       281,600       216,465
 *Shinawatra Computer and Communications Public Co.,
   Ltd. (Foreign)......................................        33,000       139,861
 *Shinawatra Satellite Public Co., Ltd. (Foreign)......     1,448,000       721,994
 *Siam City Bank Public Co., Ltd.......................        31,910           177
 *Siam City Cement Public Co., Ltd. (Foreign)..........       116,121       321,665
 *Siam Commercial Bank Public Co., Ltd. (Foreign)......     1,546,333       845,985
 *Siam Pulp & Paper Co., Ltd. (Foreign)................       994,300       929,574
 *Sino-Thai Engineering and Construction Public Co.,
   Ltd. (Foreign)......................................        21,200         4,816
 *Srithai Superware Public Co., Ltd. (Foreign).........        21,000         5,526
 *TPI Polene Public Co., Ltd. (Foreign)................       271,162        65,349
 *Tanayong Public Co., Ltd. (Foreign)..................     1,521,800       282,439
 *Thai Danu Bank Public Co., Ltd. (Foreign)............       129,000        83,975
 *Thai Farmers Bank Public Co., Ltd....................       920,000     1,656,509
 *Thai German Ceramic Industry Public Co., Ltd.
   (Foreign)...........................................        58,000        16,067
 *Thai Military Bank Public Co., Ltd. (Foreign)........     5,257,000     1,310,609
 *Thai Packaging and Printing Public Co., Ltd.
   (Foreign)...........................................        29,500         1,471
 *Thai Petrochemical Industry Public Co., Ltd.
   (Foreign)...........................................     1,621,700       341,410
 *Thai Plastic and Chemicals Public Co., Ltd.
   (Foreign)...........................................        29,000        44,183
 Thai Rung Union Carbide Public Co., Ltd. (Foreign)....       320,700       210,987
 *Thai Telephone & Telecommunication Public Co., Ltd.
   (Foreign)...........................................       882,000       153,922
 *Thai Wah Public Co., Ltd. (Foreign)..................        21,000         3,199
 *Tuntex (Thailand) Public Co., Ltd. (Foreign).........       502,000       173,823

DIMENSIONAL EMERGING MARKETS FUND INC.

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
 *United Communication Industry Public Co., Ltd.
   (Foreign)...........................................       145,700  $     94,846
 *Vinythai Public Co., Ltd. (Foreign)..................     5,147,300       541,821
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $24,525,396)...................................                  25,695,772
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 Thailand Baht (Cost $16)..............................                          20
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)%
 *Siam Commercial Bank Public Co., Ltd. (Foreign)
   Warrants open expiration
   (Cost $0)...........................................           333             0
                                                                       ------------
TOTAL -- THAILAND
  (Cost $24,525,412)...................................                  25,695,792
                                                                       ------------
SOUTH KOREA -- (11.3%)
COMMON STOCKS -- (11.3%)
 *A-Nam Industrial Co., Ltd............................        31,100        97,344
 *Asia Banking Corp. Seoul, Korea......................        10,980        41,241
 Asia Cement Manufacturing Co., Ltd....................         5,730        38,169
 *Asia Motors Co., Inc.................................        10,428         8,411
 BYC Co., Ltd..........................................           810        27,953
 *Bank of Che Ju.......................................         2,250         8,397
 *Bank of Pusan........................................        50,610       162,472
 *Boo Kook Securities Co., Ltd.........................        18,295       110,269
 *Boram Bank Co., Ltd..................................        52,408        76,130
 *Boram Securities Co., Ltd............................        21,640        87,012
 *Byuck San Engineering and Construction Co., Ltd......         3,360         6,108
 *Cheil Industrial, Inc................................        32,821        99,569
 *Cheil Jedang Corp....................................        21,903       650,410
 Chon Bang Co., Ltd....................................         3,760        49,188
 *Choongnam Spinning Co., Ltd..........................        11,910        22,367
 Chosun Brewery Co., Ltd...............................        15,320       112,134
 *Chung Chong Bank Co., Ltd............................        35,060        16,883
 *Daegu Bank Co., Ltd..................................       148,101       363,122
 *Daehan Synthetic Fiber Co., Ltd......................         2,520        98,090
 *Daelim Industrial Co., Ltd...........................        57,460       180,312
 *Daewoo Corp..........................................       218,760       562,701
 *Daewoo Electronic Components Co., Ltd................        11,310        29,047
 *Daewoo Electronics Co., Ltd..........................        85,420       233,431
 *Daewoo Precision Industries, Ltd.....................        14,010        49,080
 *Daewoo Securities Co., Ltd...........................        65,210       523,355
 *Daewoo Telecom Co., Ltd..............................        50,950       195,867
 *Daeyu Securities Co., Ltd............................        11,540        64,831
 *Daishin Securities Co., Ltd..........................        44,980       252,697
 *Dong Sung Co., Ltd...................................        12,880         5,789
 *Dong-Ah Construction Industrial Co., Ltd.............        58,790       100,972
 *Dong-Ah Securities Co., Ltd..........................         6,720        30,202
 Dongbu Steel Co., Ltd.................................        17,310        73,491
 Dong-Il Corp..........................................         4,205        42,185
 *Dongkuk Steel Mill Co., Ltd..........................        49,830       255,949
 *Dongwon Industries Co., Ltd..........................         9,740        91,068
 Dongwon Securities Co., Ltd...........................        55,720       438,247
 *Doosan Construction & Engineering Co., Ltd...........         9,402        23,316
 *Haitai Confectionery Co., Ltd........................        13,270        22,418
                                                               SHARES        VALUE+
                                                         ------------  ------------
 Han Il Cement Manufacturing Co., Ltd..................        11,825  $    176,521
 *Han Kook Titanium Industry Co., Ltd..................        10,080        10,719
 *Han Yang Securities Co., Ltd.........................         9,030        31,525
 Hana Bank.............................................        62,560       346,942
 *Hanil Securities Co., Ltd............................        22,230        87,867
 *Han-Il Synthetic Fiber Industrial Co., Ltd...........        29,000        15,943
 *Hanjin Engineering and Construction Co., Ltd.........        24,760        52,660
 *Hanjin Shipping Co., Ltd.............................        22,070       131,428
 Hankook Cosmetics Co., Ltd............................         3,000        26,364
 *Hanshin Construction.................................           754         1,725
 *Hansol Chemical Co., Ltd.............................         7,540        37,276
 *Hansol Paper Co., Ltd................................        34,539       264,171
 *Hanwha Chemical Corp.................................       120,431       353,754
 *Hanwha Securities Co., Ltd...........................         8,490        35,432
 *Hyosung T & C Co., Ltd...............................        16,410       110,629
 *Hyundai Cement Co., Ltd..............................         2,770        16,473
 *Hyundai Corp.........................................        19,190        83,167
 *Hyundai Engineering & Construction Co., Ltd..........       102,823       544,648
 *Hyundai International Merchant Bank..................        39,407       170,785
 *Hyundai Motor Co., Ltd...............................        65,393       876,455
 *Hyundai Motor Service Co., Ltd.......................        30,050       188,355
 *Hyundai Pipe Co., Ltd................................        19,650        82,006
 *Hyundai Precision Industry Co., Ltd..................        60,850       284,715
 *Hyundai Securities Co., Ltd..........................        39,980       291,989
 *Il Yang Pharmaceutical Co., Ltd......................         4,600        29,276
 *Inchon Iron & Steel Co., Ltd.........................        48,601       202,829
 *Jinro, Ltd...........................................         9,213        17,746
 *KLB Securities Co....................................         9,460         4,555
 *Kangwon Bank Co., Ltd................................         7,379        17,648
 *Keang Nam Enterprises Co., Ltd.......................        10,987        22,750
 *Keum Kang Development Industry Co., Ltd..............        18,010       131,678
 *Keumkang Co., Ltd....................................        10,800       159,486
 *Kia Precision Works Co., Ltd.........................         2,550         5,157
 *Kohap Co., Ltd.......................................        35,550        44,794
 *Kohap, Inc...........................................         4,240         3,267
 *Kolon Industries, Inc................................        32,870       200,491
 Kolon International Corp..............................        14,798        31,472
 Kookmin Bank..........................................        78,850       370,203
 *Koram Bank, Ltd......................................        77,200       304,835
 *Korea Chemical Co., Ltd..............................         7,590       194,928
 *Korea Electronics Co., Ltd...........................         5,170        43,152
 *Korea Exchange Bank..................................       351,250     1,141,703
 Korea Express Co., Ltd................................        22,170        72,061
 *Korea First Bank Inc., Ltd...........................       106,260       483,543
 *Korea First Bank Securities..........................        26,370       116,400
 *Korea Industrial Leasing Co., Ltd....................         6,810        15,577
 *Korea International Merchant Bank....................        17,394       138,063
 *Korea Iron & Steel Co., Ltd..........................        10,440        31,421
 Korea Komho Petrochemical.............................        47,300       120,338
 *Korea Long Term Credit Bank..........................       111,640       254,460
 *Korea Merchant Banking Co............................         7,256        41,638
 *Korea Tungsten Mining Co.............................        21,910        17,760
 *Korean Air...........................................       119,000       563,483
 *Korean French Banking Corp...........................        13,000        77,103
 *Kuk Dong Engineering & Construction Co., Ltd.........         7,305         4,045

DIMENSIONAL EMERGING MARKETS FUND INC.

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
 *Kumho Construction & Engineering Co., Ltd............        65,630  $    117,460
 *Kumho Tire Co., Ltd..................................        21,810        70,191
 *Kwangju Bank.........................................        53,508       118,096
 *Kyong Nam Bank.......................................        60,550       146,758
 *Kyungki Bank, Ltd....................................        59,240        17,591
 *Kyungnam Wool Textile Co., Ltd.......................         4,172         3,332
 *Kyungwon-Century Co., Ltd............................         5,740        26,673
 *LG Cable & Machinery, Ltd............................        44,330       226,987
 *LG Construction, Ltd.................................        38,450       138,864
 *LG Industrial Systems, Ltd...........................        38,460       137,974
 *LG International Corp................................        34,920        78,472
 *LG Merchant Banking Corp.............................        80,940       289,071
 *LG Metals Corp.......................................        16,630        47,781
 *LG Securities Co., Ltd...............................        73,860       541,205
 *Mando Machinery Corp.................................         3,768        27,005
 *Namkwang Engineering & Construction Co., Ltd.........         2,370         2,853
 Orient Co., Ltd.......................................           560         5,888
 Oriental Chemical Industries Co., Ltd.................        22,110       230,682
 *Orion Electric Co., Ltd..............................        23,658        96,075
 *Pang Rim Spinning....................................         2,330        23,749
 *Peeres Cosmetics.....................................         1,060         2,765
 *Poong San Corp.......................................        25,130        87,733
 *SK Corp., Ltd........................................       132,800     1,310,947
 STC Corp..............................................         4,950        15,533
 *Saehan Industries, Inc...............................        15,090        67,820
 *Saehan Media Corp....................................         9,020        39,671
 Sam Yang Corp.........................................        14,580        95,835
 *Sambu Construction Co., Ltd..........................         8,670        50,100
 *Samsung Aerospace Industrial Co., Ltd................        49,910       200,281
 *Samsung Corp.........................................       138,510       494,678
 *Samsung Fine Chemicals...............................        10,760       104,491
 *Samwhan Corp. Co., Ltd...............................         9,100        41,775
 *Se Poong Corp........................................         6,810        11,478
 Seah Steel Corp.......................................         8,500        55,257
 *Seoul Bank...........................................        14,200        68,379
 *Seoul Securities Co., Ltd............................        13,500        57,965
 *Shin Han Securities Co., Ltd.........................        10,420        42,483
 *Shin Poong Paper Manufacturing Co., Ltd..............         2,600        19,594
 *Shin Sung Corp.......................................         6,290        11,232
 *Shin Wha Engineering & Construction Co., Ltd.........         5,970        11,523
 Shin Young Securities Co., Ltd........................        13,880       153,727
 *Shin Young Wacoal, Inc...............................           210         7,247
 *Shindongbang Corp....................................         4,202        46,370
 *Shinhan Bank Co., Ltd................................       245,780     1,084,903
 Shinil Engineering Co., Ltd...........................         4,260        12,821
 Shinsegae Department Store............................        21,270       290,201
 *Shinsung Tongsang Co., Ltd...........................         9,984        18,550
 *Shinwon Corp.........................................         2,830         4,156
 *Ssang Bang Wool Co., Ltd.............................         1,950         5,008
 Ssangyong Cement Industry Co., Ltd....................        69,770       174,705
 *Ssangyong Corp.......................................         9,023        12,745
 *Ssangyong Heavy Industy Co., Ltd.....................         5,700         7,091
 *Ssangyong Investment Securities Co., Ltd.............       113,103       390,323
 Sunkyong Industries, Ltd..............................        13,761        59,749
 *Sunkyong, Ltd........................................        69,687       221,477
 *Tai Han Electric Wire Co.............................        24,890        97,882
                                                               SHARES        VALUE+
                                                         ------------  ------------
 Taihan Sugar Industrial Co., Ltd......................         3,881  $     47,656
 Tong Yang Cement Corp.................................        19,250        64,733
 *Tong Yang Merchant Bank..............................        20,282        71,622
 Tong Yang Securities Co., Ltd.........................        22,280        94,055
 *Tongkook Corp........................................         7,400         9,978
 Tongyang Confectionery Co.............................         3,300        24,631
 *Trigem Computer, Inc.................................        11,780        57,198
 Union Steel Manufacturing Co., Ltd....................         3,000        92,697
 *Youngchang Akki Co., Ltd.............................         3,200        21,316
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $27,533,996)...................................                  22,540,726
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)%
 *Hyundai Corp. Rights 12/16/98........................         8,344         2,679
 *Hyundai Precision Industry Co., Ltd. Rights
   12/09/98............................................        30,770             0
 *Kyongan Bank Ltd. Rights 12/15/98....................        34,758             0
 *Orion Electric Co., Ltd. Rights 12/10/98.............        19,771             0
                                                                       ------------
TOTAL RIGHTS/WARRANTS
  (Cost $0)............................................                       2,679
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 Korean Won (Cost $6)..................................                           5
                                                                       ------------
TOTAL -- SOUTH KOREA
  (Cost $27,534,002)...................................                  22,543,410
                                                                       ------------
PHILIPPINES -- (10.2%)
COMMON STOCKS -- (10.2%)
 *Aboitiz Equity Ventures, Inc.........................     5,782,000       246,542
 *Alaska Milk Corp.....................................     3,017,000       179,182
 *Alsons Consolidated Resources, Inc...................    16,904,000       328,211
 *Anglo Philippine Holdings Corp.......................       890,000         9,939
 Bacnotan Cement Corp..................................     1,442,000       223,253
 Bacnotan Consolidated Industries, Inc.................       411,885       439,064
 *Bankard, Inc.........................................       446,000        14,942
 *Belle Corp...........................................    27,251,000     1,763,702
 *C & P Homes, Inc.....................................    21,550,000       678,222
 *Cebu Holdings, Inc...................................     7,763,250       128,074
 *DMCI Holdings, Inc...................................    17,373,000       873,057
 *EEI Corporation......................................     5,249,000       189,177
 Far East Bank and Trust Co. (Foreign).................       776,000       777,968
 *Fil-Estate Land, Inc.................................    13,422,000       330,439
 *Filinvest Land, Inc..................................    36,771,000     3,126,460
 Guoco Holdings (Philippines), Inc.....................    15,440,000       325,258
 *House of Investments, Inc............................       792,000        18,493
 *International Container Terminal Services, Inc.......     3,307,000       293,768
 *Kepphil Shipyard, Inc................................     9,174,684       218,888
 *Kuok Philippine Properties, Inc......................    21,510,000       251,131
 *Megaworld Properties & Holdings, Inc.................    24,280,000       462,182
 *Metro Pacific Corp...................................    41,560,000     2,088,543
 Metropolitan Bank & Trust Co..........................        57,690       406,318
 *Mondragon International Philippines, Inc.............     2,464,000        35,021
 *Negros Navigation Co., Inc...........................       955,000        11,634
 *PDCP Development Bank................................       409,000       132,354
 *Philippine National Bank.............................     1,103,000     1,441,735
 *Philippine Realty & Holdings Corp....................    21,500,000       180,076
 *Philippine Savings Bank..............................       936,900       463,693

DIMENSIONAL EMERGING MARKETS FUND INC.

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
 *Pryce Properties Corp................................     1,480,000  $     28,173
 RFM Corp..............................................     2,574,000       372,380
 *Republic Glass Holding Corp..........................       780,000        14,452
 *Robinson's Land Corp. Series B.......................    12,074,000       735,470
 SM Development Corp...................................    20,296,400       453,319
 *Security Bank Corp...................................     1,695,000       720,588
 *Soriano (A.) Corp....................................     7,065,000       154,210
 *Southeast Asia Cement Holdings, Inc..................    38,798,000       571,137
 *Steniel Manufacturing Corp...........................       713,000        14,477
 Trans-Asia Oil & Energy...............................     1,140,000        17,939
 *Union Bank of the Philippines........................       387,100       152,285
 *Universal Rightfield Property Holdings, Inc..........    13,760,000       150,172
 Universal Robina Corp.................................    11,507,000     1,080,604
 Urban Bank, Inc.......................................        14,950        40,031
 *Vitarich Corp........................................       541,000         5,218
 *William, Gothong & Aboitiz, Inc......................     9,318,000       307,446
                                                                       ------------
TOTAL -- PHILIPPINES
  (Cost $19,711,609)...................................                  20,455,227
                                                                       ------------
MALAYSIA -- (8.7%) (##)
COMMON STOCKS -- (8.7%)
 AMMB Holdings Berhad..................................       527,200       376,710
 AMMB Holdings Berhad 7.5% Unsecured Loan Stock 1999...        31,000         2,369
 *Advance Synergy Berhad...............................        81,000        12,754
 Affin Holdings Berhad.................................       667,000       216,192
 *Amsteel Corp. Berhad.................................       198,000        19,326
 Ancom Berhad..........................................       115,000        32,192
 Antah Holding Berhad..................................       306,000        47,619
 *Aokam Perdana Berhad.................................        32,000         3,624
 *Arab Malaysia Corp. Berhad...........................       205,000        49,457
 Arab Malaysia Finance Berhad..........................       429,000       101,917
 Arab Malaysian Development Berhad.....................       309,000        38,696
 *Asas Dunia Berhad....................................       122,000        24,490
 *Asia Pacific Land Berhad.............................       700,000        70,902
 Asiatic Development Berhad............................       117,000        24,995
 Austral Enterprises Berhad............................       169,000       130,718
 Ayer Hitam Planting Syndicate Berhad..................         9,000        25,691
 Bandar Raya Developments Berhad.......................       568,000       112,972
 Batu Kawan Berhad.....................................       154,000       130,460
 Berjaya Capital Berhad................................       163,000        48,630
 Berjaya Leisure Berhad................................        74,000        25,212
 Berjaya Singer Berhad.................................        32,400         9,845
 *Bolton Properties Berhad.............................       145,000        24,834
 Boustead Holdings Berhad..............................       293,000       182,383
 Cahya Mata Sarawak Berhad.............................       460,000       211,786
 Chin Teck Plantations Berhad..........................        54,000        64,144
 Cold Storage (Malaysia) Berhad........................        80,000        28,729
 Commerce Asset Holding Berhad.........................     1,122,200       564,200
 Cycle & Carriage Bintang Berhad.......................        95,000        76,630
 DCB Sakura Merchant New Shares........................         6,150         1,733
 DMIB Berhad...........................................        24,000         5,127
 DNP Holdings Berhad...................................       166,000        27,514
 *Damansara Realty Berhad..............................       391,000        39,244
 *Datuk Keramik Holdings Berhad........................       127,000        25,260
 Diversified Resources Berhad..........................       167,000        63,663
 Edaran Otomobil Nasional Berhad.......................       264,000       301,436
 *Ekran Berhad.........................................        42,000        10,287
 *Faber Group Berhad...................................       340,600        38,263
 Far East Holdings Berhad..............................        54,000        27,348
 Gadek (Malaysia) Berhad...............................        82,000        46,512
                                                               SHARES        VALUE+
                                                         ------------  ------------
 *General Corp. Berhad.................................       178,000  $     22,127
 Genting Berhad........................................       112,500       166,782
 Gold Coin (Malaysia) Berhad...........................        40,000        33,886
 Golden Hope Plantations Berhad........................       159,000        91,359
 *Golden Plus Holdings Berhad..........................        77,000        18,151
 Guiness Anchor Berhad.................................        35,000        25,009
 *Gula Perak Berhad....................................       250,000        42,818
 Guthrie Ropel Berhad..................................       148,000        85,584
 HLG Capital Berhad....................................        30,000         7,403
 Hap Seng Consolidated Berhad..........................       179,000        83,401
 Hicom Holdings Berhad.................................     1,216,000       416,530
 Highlands and Lowlands Berhad.........................        99,000        45,580
 Hock Hua Bank Berhad (Foreign)........................        94,000        84,825
 Hong Leong Bank Berhad................................       831,000       361,171
 Hong Leong Credit Berhad..............................       522,447       284,796
 Hong Leong Industries Berhad..........................       261,000       127,376
 Hong Leong Properties Berhad..........................       546,000        88,486
 Hume Industries (Malaysia) Berhad.....................       289,000       186,280
 Hwang-DBS (Malaysia) Berhad...........................       193,000        76,063
 IGB Corp. Berhad......................................       555,000       136,961
 IJM Corp. Berhad......................................       511,000       176,921
 *Idris Hydraulic (Malaysia) Berhad....................       484,000        70,416
 *Innovest Berhad......................................       228,000        44,088
 *Insas Berhad.........................................       664,000        89,267
 Intria Berhad.........................................       910,000       108,932
 Island & Peninsular Berhad............................       269,000       138,711
 Johan Holdings Berhad.................................        73,000         8,940
 Johor Port Berhad.....................................       323,000        83,278
 Johore Tenggara Oil Palm Berhad.......................        97,000        25,188
 *Kamunting Corp. Berhad...............................       802,000        87,880
 Keck Seng (Malaysia) Berhad...........................       188,000        61,628
 Kedah Cement Holdings Berhad..........................       115,000        47,440
 Kelang Container Terminal Berhad......................        30,000        16,575
 Kemayan Corp. Berhad..................................        84,000         7,890
 *Kretam Holdings Berhad...............................        25,000         9,208
 Kuala Lumpur Kepong Berhad............................       117,000       114,199
 Kuala Sidim Berhad....................................       145,000       154,880
 Kulim Malaysia Berhad.................................       181,000        71,000
 *Land - General Berhad................................       266,000        48,497
 Landmarks Berhad......................................       244,000        35,499
 *Larut Consolidated Berhad............................       110,000        19,549
 *Leader Universal Holdings Berhad.....................       427,333        85,781
 *Lien Hoe Corp. Berhad................................       211,000        29,532
 Lingui Development Berhad.............................       570,000       238,287
 Lion Land Berhad......................................       462,375        48,962
 *MBF Holdings Berhad..................................       837,000        49,326
 *MBF Land Berhad......................................       455,000        39,802
 MUI Properties Berhad.................................       724,000        84,000
 Magnum Corp. Berhad...................................       240,000        67,624
 Malayan Banking Berhad................................     1,342,000     1,482,873
 Malayan Cement Berhad.................................        67,500        18,274
 Malayan United Industries Berhad......................       291,200        39,417
 Malayawata Steel Berhad...............................        92,000        19,315
 Malaysia Building Society Berhad......................       263,000        65,871
 Malaysia Industrial Development Finance Berhad........       743,000       176,514
 Malaysia Mining Corp. Berhad..........................     1,204,000       450,114
 Malaysian Airlines System.............................     1,003,000       458,092
 Malaysian Helicopter Services Berhad..................       676,000       123,249
 Malaysian Mosaics Berhad..............................       286,000        72,685
 Malaysian Oxygen Berhad...............................        23,000        32,615
 *Malaysian Plantations Berhad.........................       170,000        27,707

DIMENSIONAL EMERGING MARKETS FUND INC.

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
 Malaysian Resources Corp. Berhad......................     1,126,333  $    323,587
 Maruichi Malaysia Steel Tube Berhad...................        92,000        49,473
 Matsushita Electric Co. (Malaysia) Berhad.............         6,000        14,475
 Metroplex Berhad......................................       817,000       114,350
 Mulpha International Berhad...........................     1,069,000       123,043
 Nestle (Malaysia) Berhad..............................        38,000        99,374
 New Straits Times Press (Malaysia) Berhad.............       154,000        85,083
 Nylex (Malaysia) Berhad...............................       219,500        65,890
 OSK Holdings..........................................       317,000        99,245
 Olympia Industries Berhad.............................       122,000        13,031
 Oriental Holdings Berhad..............................        53,760        51,483
 PJ Development Holdings Berhad........................       136,000        20,788
 Pan Pacific Asia Berhad...............................       100,000        30,018
 Peladang Kimia Berhad.................................        25,000         9,208
 Perlis Plantations Berhad.............................       529,000       416,965
 Pernas International Holdings Berhad..................       757,000       139,411
 Perusahaan Otomobil Nasional Berhad...................       781,000       707,646
 Pilecon Engineering Berhad............................       105,000        25,912
 Prime Utilities Berhad................................        46,000        34,902
 *Promet Berhad........................................       140,000         7,477
 Public Finance Berhad.................................       386,000       118,004
 RHB Capital Berhad....................................       123,000        46,663
 RJ Reynolds Berhad....................................        43,000        31,676
 Resorts World Berhad..................................       174,000       132,663
 Road Builders (Malaysia) Holdings Berhad..............        81,000        49,227
 Rothmans of Pall Mall Malaysia Berhad.................        46,000       167,735
 SCB Developments Berhad...............................        58,000        20,722
 SP Settia Berhad......................................        74,000        25,484
 Sarawak Enterprise Corp. Berhad.......................     1,510,000       392,099
 Sarawak Oil Palms Berhad..............................        93,000        34,597
 Selangor Dredging Berhad..............................        84,000        10,442
 Selangor Properties Berhad............................       402,000       122,155
 Shangri-la Hotels (Malaysia) Berhad...................       514,000       129,683
 Shell Refining Co. Federation of Malaysia Berhad......        48,000        36,597
 *Silverstone Berhad...................................         6,930             0
 Sime Darby Berhad (Malaysia)..........................       355,980       232,075
 Sime UEP Properties Berhad............................        66,000        42,785
 Sistem Television Malaysia Berhad.....................       166,000        40,965
 Southern Bank Berhad (Foreign)........................       249,000        81,166
 Southern Steel Berhad.................................       330,000        91,160
 *Sungei Way Holdings Berhad...........................       394,000        96,505
 *Sunway City Berhad...................................       294,000        46,564
 Ta Enterprise Berhad..................................       752,000       150,954
 Talam Corp. Berhad....................................       152,000        27,853
 Tan & Tan Developments Berhad.........................       374,000        91,606
 Tan Chong Motor Holdings Berhad.......................       665,000       137,164
 Telekom Malaysia Berhad...............................       487,500       668,854
 Tenaga Nasional Berhad................................       502,000       466,869
 *Time Engineering Berhad..............................       582,000       112,541
 *Tongkah Holdings Berhad..............................        84,000        21,039
 Tractors Malaysia Holdings Berhad.....................       214,000        61,087
 Tradewinds (Malaysia) Berhad..........................       189,000        67,525
 Tronoh Mines Malaysia Berhad..........................        32,000        34,770
 UMW Holdings Berhad...................................       380,666       204,003
 *United Engineering (Malaysia) Berhad.................        87,000        45,182
                                                               SHARES        VALUE+
                                                         ------------  ------------
 United Malacca Rubber Estates Berhad..................       102,000  $    106,133
 *United Merchant Group Berhad.........................       307,000        67,845
 Yeo Hiap Seng (Malaysia) Berhad.......................        59,000        29,989
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $26,073,832)...................................                  17,332,220
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)%
 Malaysian Ringetts (Cost $1)..........................                           1
                                                                       ------------
TOTAL -- MALAYSIA
  (Cost $26,073,833)...................................                  17,332,221
                                                                       ------------
CHILE -- (7.8%)
COMMON STOCKS -- (7.3%)
 Banco de Credito e Inversiones SA Series A............        53,304       313,251
 Banmedica SA..........................................       347,000        77,861
 CAP SA (Compania de Aceros del Pacifico)..............       100,000       172,027
 COPEC (Cia de Petroleos de Chile).....................       757,488     2,071,983
 CTI Cia Tecno Industrial SA...........................     4,900,000        76,963
 Cervecerias Unidas SA.................................       143,000       632,568
 Chilectra Generacion SA...............................     3,119,986       786,747
 Chilectra SA..........................................       225,611     1,263,171
 Cia de Consumidores de Gas de Santiago SA.............       103,000       308,153
 Compania de Sud Americana de Vapores SA...............       410,000       157,709
 Compania de Telecomunicaciones de Chile SA Series A...       200,000     1,145,421
 Compania de Telecomunicaciones de Chile SA Series B...       352,166     1,354,629
 Compania Manufacturera de Papeles y Cartones SA.......       117,150       908,760
 Empresa Nacional de Electricidad SA...................     4,536,900     1,609,414
 Empresa Nacional de Telecomunicaciones SA.............        49,000        92,984
 Enersis SA............................................     3,895,960     1,823,304
 Forestal Terranova SA.................................       147,795        78,959
 *Industrias Forestales Inforsa SA.....................     1,057,365        90,383
 Invercap SA...........................................       100,000        74,794
 Laboratorio Chile SA..................................       271,069       237,500
 Madeco Manufacturera de Cobre SA......................       231,227       254,476
 Maderas y Sinteticos SA...............................       420,205       114,940
 Minera Mantos Blancos SA..............................       102,255       104,888
 Sociedad Industrial Pizarreno SA......................        63,000        59,910
 Sociedad Quimica y Minera de Chile SA Series A........        43,364       145,489
 Sociedad Quimica y Minera de Chile SA Series B........        77,090       296,532
 Vina de Concha y Toro SA..............................       350,000       205,684
 *Vina Sta Carolina SA Series A........................       163,489        34,937
 *Vina Sta Carolina SA Series B........................        41,411         8,850
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $14,043,250)...................................                  14,502,287
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
 *Gener SA Rights 12/23/98.............................         2,792             0
                                                                       ------------
Total RIGHTS/WARRANTS
  (Cost $0)............................................                           0
                                                                       ------------

DIMENSIONAL EMERGING MARKETS FUND INC.

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
INVESTMENT IN CURRENCY -- (0.5%)
 Chilean Pesos (Cost $1,068,631).......................                $  1,013,565
                                                                       ------------
TOTAL -- CHILE
  (Cost $15,111,881)...................................                  15,515,852
                                                                       ------------
TURKEY -- (7.4%)
COMMON STOCKS -- (7.4%)
 Adana Cimento Sanayi Ticaret A.S......................    29,121,000        88,275
 Akbank................................................   127,746,772     2,609,654
 Aksa..................................................    11,030,729       132,660
 Alarko Sanayii ve Ticaret A.S.........................     1,716,999        80,617
 *Alternatifbank A.S...................................     6,689,000        25,345
 Altinyildiz Mensucat ve Konfeksiyan Fabrikalari
   A.S.................................................     2,607,000        31,782
 Arcelik A.S...........................................    25,036,590       725,937
 Ardem Pisirici ve Istici Cihazlar.....................     3,000,000        49,423
 Aygaz.................................................     6,209,280       342,687
 *Bati Cimento A.S.....................................     1,000,000        47,776
 Bekoteknik Sanayi A.S.................................     6,221,973        71,753
 Bolu Cimento Sanayi A.S...............................     8,695,000        55,866
 Bossa Ticaret ve Sanayi Isletmeleri A.S...............     9,711,000        62,394
 Brisa Bridgestone Sanbanci Lastik San & Tic A.S.......     9,261,000       192,238
 CIMSA A.S. (Cimento Sanayi ve Ticaret)................     4,680,000       104,857
 *Cimentas A.S.........................................     1,685,180        63,854
 *Dardanel Onentas.....................................     9,633,000        27,614
 Doktas................................................     2,400,000        37,166
 *Eczacibasi Ilac......................................     3,781,620       100,926
 *Eregli Demir ve Celik Fabrikalari Turk A.S...........     7,837,500       419,635
 *Es Kisehir Bankasi Esbank............................    20,109,361        51,681
 Finansbank............................................    29,672,000       195,532
 Goltas Cimento........................................     3,884,000        51,189
 Good Year Lastikleri A.S..............................     5,622,750       118,569
 Hurriyet Gazette......................................    21,391,500       274,883
 *Izmir Demir Celik....................................    23,057,017        44,063
 Kartonsan.............................................     1,000,000        30,972
 Kordsa Kord Bezi Sanayi ve Ticaret A.S................     2,294,000        74,829
 *Medya Holdings A.S. Series C.........................    16,754,000        70,383
 *Milpa Ticari ve Sinai Urunler Pazarlama..............     4,474,000        25,429
 *Net Holding A.S......................................    10,785,000        47,084
 *Net Turizm...........................................     2,380,000        19,016
 *Netas Northern Electric Telekomunikasyon A.S.........     6,718,400       128,391
 Peg Profilo A.S.......................................     2,024,497        38,689
 *Raks Elektroniks A.S.................................       279,000        39,988
 *Sabah Yayincilik A.S.................................     5,323,000        33,762
 Sarkuysan Elektrolitik Bakir Sanayi A.S...............     1,223,000        47,348
 *T. Tuborg Bira ve Malt Sanayi A.S....................     2,500,000        22,241
 Tat Konserve..........................................     2,749,996        89,703
 Tekstil Bankasi A.S...................................     7,553,000        44,173
 *Tofas Turk Otomobil Fabrikasi A.S....................    13,999,125       184,502
 Trakya Cam Sanayii A.S................................    13,208,859       143,622
 Turcas Petrolculuk A.S................................     5,500,078        81,550
 Turk Demir Dokum......................................     9,299,942        76,606
                                                               SHARES        VALUE+
                                                         ------------  ------------
 *Turk Dis Ticaret Bankasi A.S.........................    21,580,000  $    145,763
 Turk Siemens Kablo ve Elektrik Sanayi A.S.............     1,260,000        34,873
 Turk Sise Cam.........................................    24,924,000       262,790
 *Turkiye Garanti Bankasi A.S..........................    58,056,497     1,185,997
 Turkiye Is Bankasi A.S. Series C......................    98,000,000     2,744,645
 Yapi ve Kredi Bankasi A.S.............................   255,979,698     3,120,675
 Yasas A.S.............................................       349,000        36,797
 Yatak ve Vorgan Sanayi ve Ticaret Yatas...............     1,092,000        33,102
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $11,994,052)...................................                  14,769,306
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
 *Es Kisehir Bankasi Esbank Rights
   12/03/98 (Cost $0)..................................    12,759,747             0
                                                                       ------------
TOTAL -- TURKEY
  (Cost $11,994,052)...................................                  14,769,306
                                                                       ------------
PORTUGAL -- (7.4%)
COMMON STOCKS -- (7.4%)
 Banco Pinto & Sotto Mayor SA..........................        11,051       202,086
 Cel-Cat Fabrica Nacional de Condutores Electricos
   SA..................................................         4,950        27,261
 Cimpor Cimentos de Portugal SA........................         8,800       279,166
 *Companhia de Seguros Mundial Confianca SA............        24,000       787,520
 Companhia de Seguros Tranquilidade SA.................        11,500       376,359
 Corticeira Amorim Sociedad Gestora Participacoes
   Sociais SA..........................................        37,100       537,014
 *Dom Pedro Investimentos Turisticos SA................         1,800        22,733
 EFACEC (Empresa Fabril de Maquinas Electricas)........        18,133       178,083
 Engil Sociedade Gestora de Participacoes Sociais SA...        10,252        69,764
 Fabrica de Vidros Barbosa & Almeida SA................         3,500        54,012
 *Filmes Lusomundo SA..................................         7,612        95,037
 *Inparsa Industrias e Participacoes S.G.P.S. SA
   EM98................................................         6,399        62,420
 *Inparsa Industrias e Participacoes S.G.P.S. SA.......        51,125     2,243,951
 Investimentos Participacoes e Gestao SA Inapa.........         9,600        94,890
 *Lusotur Sociedad Financeira de Turismo SA............        13,266       218,033
 Mague-Gestao e Participacoes SA.......................        11,800       391,212
 Portucel Industrial Empresa Produtora de Celulose
   SA..................................................        23,100       148,667
 Portugal Telecom SA...................................        71,932     3,133,555
 Salvador Caetano Industrias Metalurgicas e Veiculos de
   Transporte SA.......................................        15,868       423,592
 *Sociedad Construcoes Soares da Costa SA..............        23,710       105,284
 Somague Sociedade Gestora de Participacoes Sociais
   SA..................................................        10,200        61,175
 *Sonae Industria-Sociedade Gestora de Participacoes
   Sociais SA..........................................        10,000       139,558

DIMENSIONAL EMERGING MARKETS FUND INC.

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
 Sonae Investimentos Sociedade Gestora de Participacoes
   Sociais SA..........................................        81,800  $  3,869,112
 Uniceruniao Cervejeira SA.............................        50,600     1,154,078
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $6,973,640)....................................                  14,674,562
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
 *Sociedad Construcoes Soares da Costa SA Rights
   12/31/98 (Cost $0)..................................        23,710        84,227
                                                                       ------------
TOTAL -- PORTUGAL
  (Cost $6,973,640)....................................                  14,758,789
                                                                       ------------
ARGENTINA -- (7.2%)
COMMON STOCKS -- (7.2%)
 Acindar Industria Argentina de Aceros SA Series B.....       161,067       230,367
 *Alpargatas SA Industrial y Comercial.................       275,000        35,756
 Astra Cia Argentina de Petroleos SA...................       481,800       578,264
 *Atanor Cia Nacional para la Industria Quimica SA
   Series D............................................        83,000        54,790
 Bagley y Cia, Ltd. SA Series B........................       121,090       224,057
 Banco de Galicia y Buenos Aires SA Series A...........       265,686     1,429,648
 *Banco del Sud Sociedad Anonima Series B..............        56,563       239,305
 Bco del Suqu..........................................        44,450        64,909
 *Buenos Aires Embotelladora SA Series B...............           250        19,003
 CIADEA SA.............................................       134,917       211,858
 *Capex SA Series A....................................        42,000       273,049
 *Celulosa Argentina SA Series B.......................        43,375         8,677
 Central Costanera SA Series B.........................        62,000       163,710
 Central Puerto SA Series B............................        39,000       101,418
 Corcemar SA Series B..................................        50,805       284,559
 Dycasa Dragados y Construcciones Argentina SA Series
   B...................................................        35,000        54,960
 *Garovaglio y Zorraquin SA............................        25,800        36,127
 *Indupa SA Industrial y Comercial.....................       316,322       230,957
 Irsa Inversiones y Representaciones SA................        88,477       247,780
 Juan Minetti SA.......................................        45,296       144,973
 Ledesma SA............................................       288,459       196,187
 Metrogas SA Series B..................................       126,000       105,859
 Molinos Rio de la Plata SA Series B...................       205,214       496,707
 Nobleza-Piccardo Sdad Industrial Comercial y
   Financiera Pica.....................................        44,200       163,569
 *Sevel Argentina SA Series C..........................        92,475        48,558
 Siderca SA Series A...................................     1,175,532     1,716,586
 *Sociedad Comercial del Plata.........................       305,410       200,996
 *Sol Petroleo SA......................................        76,000        53,970
 Telecom Argentina Stet-France SA Series B.............       476,600     2,883,949
 Telefonica de Argentina SA Series B...................     1,183,000     3,821,778
                                                                       ------------
TOTAL -- ARGENTINA
  (Cost $11,678,852)...................................                  14,322,326
                                                                       ------------
MEXICO -- (7.0%)
COMMON STOCKS -- (7.0%)
 Apasco S.A. de C.V....................................        48,000       169,758
 Carso Global Telecom S.A. de C.V. Telecom Series A1...       271,000       663,319
                                                               SHARES        VALUE+
                                                         ------------  ------------
 Cementos de Mexico S.A. de C.V. Series B..............       358,000  $  1,037,214
 Cementos de Mexico SA de C.V. Series A................        24,240        58,605
 *Cifra S.A. de C.V. Series C..........................     1,083,000     1,315,677
 *Cifra S.A. de C.V. Series V..........................       273,998       338,340
 El Puerto de Liverpool S.A. Series 1..................        20,000        27,374
 El Puerto de Liverpool S.A. Series C1.................       328,600       387,380
 Empresas ICA Sociedad Controladora S.A. de C.V........       336,000       277,944
 *Empresas la Moderna S.A. de C.V. Series A............       184,885     1,080,550
 Fomento Economico Mexicano B & D......................       488,000     1,140,835
 Grupo Carso S.A. de C.V. Series A-1...................       271,000       850,131
 *Grupo Financiero Banamex Accival S.A. de C.V. Series
   B...................................................       456,000       533,924
 *Grupo Financiero Banamex Accival S.A. de C.V. Series
   L...................................................        42,607        47,674
 Grupo Financiero Bancomer S.A. de C.V. Series B.......       790,000       142,065
 Grupo Financiero Bancomer S.A. de C.V. Series L.......        29,259         3,712
 *Grupo Financiero GBM Atlantico S.A. de C.V. Series
   B...................................................       149,000        89,315
 *Grupo Financiero GBM Atlantico S.A. de C.V. Series
   L...................................................           980           538
 Grupo Financiero Inbursa-C............................         9,455        17,570
 *Grupo Financiero Santander Mexicano S.A. de C.V.
   Sanmex Series B.....................................        20,867         4,274
 *Grupo Financiero Serfin S.A. de C.V. Series B........       290,383        21,468
 *Grupo Gigante S.A. Series B..........................       423,360       101,510
 Grupo Industrial Alfa S.A. Series A...................       221,264       552,634
 Grupo Industrial Bimbo S.A. de C.V. Series A..........       529,348       839,806
 *Grupo Televisa S.A. (Certificate Representing Series
   A, Series D & Series L).............................        62,000       798,421
 Telefonos de Mexico S.A. Series L.....................     1,280,000     2,966,779
 *Tolmex S.A. de C.V. Series B-2.......................        40,000       163,844
 Vitro S.A.............................................       176,400       281,972
                                                                       ------------
TOTAL -- MEXICO
  (Cost $17,210,778)...................................                  13,912,633
                                                                       ------------
BRAZIL -- (6.8%)
PREFERRED STOCKS -- (4.5%)
 Aracruz Celulose SA Series B..........................     1,265,999     1,317,695
 Banco Bradesco SA.....................................   133,883,959       969,883
 Banco do Brasil SA....................................    56,145,862       438,990
 Banco do Estado de Sao Paulo SA.......................    14,980,000       724,702
 *Belgo Mineira Baby Shares............................     1,090,877        25,170
 Brasmotor SA..........................................     2,015,570       184,596
 *COFAP (Cia Fabricadora De Pecas).....................        14,250        92,551
 Cia Siderurgica Belgo-Mineira.........................     2,181,754        66,363
 Cia Vale do Rio Doce Preferred Series A...............       239,144     3,484,729
 Duratex SA............................................     4,510,000       120,170
 *Embratel Participacoes SA............................     1,389,166        22,556
 IKPC Industrias Klabin de Papel e Celulose SA.........       418,531        62,729
 Investimentos Itau SA.................................     1,088,000       770,051

DIMENSIONAL EMERGING MARKETS FUND INC.

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
 *Lojas Americanas SA..................................     4,324,460  $     25,638
 Multibras Eletrodomesticos SA.........................       427,145       167,165
 *Paranapanema SA......................................     9,588,000        29,539
 Sadia Oeste SA Inclusttia e Comercio Soes.............       308,282       154,018
 *Telecelular Sul Participacoes SA.....................     1,389,166         3,123
 *Telecentro Oeste Celular Participacoes SA Pref.......     1,389,166         2,175
 *Telecentro-Sul Participacoes.........................     1,389,166        16,182
 Telecomunicacoes Brasileiras SA.......................     1,389,166           243
 *Teleleste Celular Participacoes SA...................     1,389,166         1,145
 *Telemig Celular Participacoes SA.....................     1,389,166         2,221
 *Telenordeste Celular Participacoes SA................     1,389,166         1,828
 *Telenorte Celular Participacoes SA...................     1,389,166         1,110
 *Telenorte Leste Participacoes SA.....................     1,389,166        23,481
 *Telesp Celular Participacoes.........................     1,389,166        14,343
 *Telesp Participacoes SA..............................     1,389,166        38,981
 *Telesudeste Celular Participacoes SA.................     1,389,166         7,519
 USIMINAS (Usinas Siderurgicas de Minas Gerais SA).....        41,925       113,805
 *Vale do Rio Doce Series B............................       239,144             0
                                                                       ------------
TOTAL PREFERRED STOCKS
  (Cost $6,761,343)....................................                   8,882,701
                                                                       ------------
COMMON STOCKS -- (2.3%)
 Banco do Estado de Sao Paulo SA.......................     6,300,000       218,225
 Embraco SA............................................       342,000        85,432
 *Embratel Participacoes...............................    50,000,000       541,234
 *Lojas Americanas SA..................................     6,762,000        43,918
 *Mannesmann SA........................................       378,000        25,809
 Souza Cruz Industria e Comercio.......................       150,016       974,324
 *Tele Celular Sul Participacoes.......................    50,000,000        68,695
 *Tele Centro Oeste Celular Participacoes..............    50,000,000        49,960
 *Tele Leste Celular Participacoes.....................    50,000,000        37,054
 *Tele Norte-Leste Participacoes.......................    50,000,000       441,314
 *Tele Sudeste Celular Participacoes...................    50,000,000       149,880
 *Telecentro Sul Participacoes SA......................    50,000,000       333,067
 Telecomunicacoes Brasileiras SA.......................    50,000,000         5,829
 *Telemig Celular Participacoes........................    50,000,000        58,287
 *Telenordeste Celular Participacoes...................    50,000,000        41,633
 *Telenorte Celular Participacoes......................    50,000,000        25,813
 *Telesp Celular Participacoes SA......................    50,000,000       299,760
 *Telesp Participacoes SA..............................    50,000,000       915,934
 VSMA (Cia Vidraria Santa Marina)......................       121,000       192,438
 White Martins SA......................................       200,000       114,908
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $2,805,074)....................................                   4,623,514
                                                                       ------------
TOTAL -- BRAZIL
  (Cost $9,566,417)....................................                  13,506,215
                                                                       ------------
ISRAEL -- (5.8%)
COMMON STOCKS -- (5.8%)
 *Africa-Israel Investments, Ltd.......................         3,000       137,419
 *Africa-Israel Investments, Ltd.......................           150        64,415
 *Agis Industries (1983), Ltd..........................        17,600        94,475
 American Israeli Paper Mills, Ltd.....................         3,000       107,001
 Bank Hapoalim B.M.....................................     1,029,800     1,975,296
 Bank Leumi Le-Israel..................................       947,250     1,312,998
 CLAL Electronics Industries, Ltd......................         3,460       488,676
                                                               SHARES        VALUE+
                                                         ------------  ------------
 CLAL Industries, Ltd..................................       122,600  $    571,529
 Clal Israel, Ltd......................................        25,150       583,813
 Delek Israel..........................................         7,000       189,380
 Elbit Medical Imaging.................................        16,533       170,790
 Elbit Systems, Ltd....................................        16,533       200,373
 Elbit, Ltd............................................        16,533        51,199
 *Elite Industries, Ltd................................        10,080       320,323
 Elron Electronic Industries, Ltd......................        20,066       295,382
 First International Bank of Israel....................        78,000       390,784
 IDB Bankholding Corp., Ltd............................        33,600       678,963
 IDB Development Corp., Ltd. Series A..................        36,450       753,076
 Israel Chemicals, Ltd.................................       917,000       774,454
 *Israel Corp. Series B................................           800       264,340
 Koor Industries, Ltd..................................        12,205     1,045,335
 *M.A.Industries, Ltd..................................       227,355       491,966
 Osem Investment, Ltd..................................        61,856       263,859
 Property and Building Corp., Ltd......................         3,461       267,528
 Super-Sol, Ltd. Series B..............................        14,437        33,410
 Tadiran, Ltd..........................................             0             2
 Tambour...............................................        40,000        50,578
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $11,551,692)...................................                  11,577,364
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 Israel Shekel (Cost $3)...............................                           3
                                                                       ------------
TOTAL -- ISRAEL
  (Cost $11,551,695)...................................                  11,577,367
                                                                       ------------
GREECE -- (4.5%)
COMMON STOCKS -- (2.3%)
 Aegek.................................................        15,340        80,558
 Aktor S.A.............................................        12,000       118,845
 *Alcatel Cables Hellas S.A............................         4,850        56,409
 *Alfa-Beta Vassilopoulos S.A..........................         5,000        98,685
 Alpha Credit Bank.....................................         5,625       535,280
 *Alpha Leasing........................................        10,475       174,257
 Alte Technological Company............................         9,250       114,268
 *Aluminum of Attica S.A...............................         8,700       136,450
 Attica Enterprises S.A. Holdings......................        65,500       562,128
 *Atti-Kat S.A.........................................         6,000        38,910
 Delta Dairy S.A.......................................        14,950       192,322
 *Etba Leasing SA......................................         5,725        62,652
 *General Hellenic Bank................................         8,370       356,949
 *Hellas Can Packaging Manufacturers S.A...............         8,400       179,114
 *Hellenic Cables S.A..................................         8,400        68,389
 Hellenic Sugar Industry S.A...........................        26,900       247,924
 Hellenic Technodomiki S.A.............................         9,600        66,486
 *Inform P. Lykos S.A..................................         3,850        77,752
 Klonatex S.A..........................................         5,460        46,762
 Lavipharm S.A.........................................        10,400        86,138
 *Light Metals Industry................................         5,000        38,769
 Michaniki S.A.........................................        17,835        98,374
 *National Investment Bank for Industrial
   Development.........................................         3,000       266,926
 Petzetakis S.A........................................         4,000        32,566
 *Selected Textile Industry Assoc. S.A.................        28,350        75,339
 *Shelman..............................................        16,600       159,137
 Silver & Baryte Ores Mining Co. S.A...................         9,300       337,610

DIMENSIONAL EMERGING MARKETS FUND INC.

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
 Strintzis Shipping Lines S.A..........................        19,500  $     91,751
 *Themeliodomi.........................................         6,750        72,560
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $4,384,415)....................................                   4,473,310
                                                                       ------------
INVESTMENT IN CURRENCY -- (2.2%)
 Greek Drachmas (Cost $4,402,091)......................                   4,419,652
                                                                       ------------
TOTAL -- GREECE
  (Cost $8,786,506)....................................                   8,892,962
                                                                       ------------
INDONESIA -- (2.0%)
COMMON STOCKS -- (2.0%)
 *PT Argo Pantes Tbk...................................       271,250        15,526
 *PT Astra International Tbk...........................     2,188,800       287,417
 PT Berlian Laju Tanker Tbk............................       431,600        74,113
 *PT Branta Mulia Tbk..................................       126,000         2,758
 *PT Charoen Pokphand Tbk..............................       210,000         6,364
 *PT Dankos Laboratories...............................        94,500         3,500
 *PT Gajah Tunggal Tbk.................................     1,488,000        50,101
 *PT Gt Kabel Indonesia Tbk............................       360,000         6,061
 *PT Hanjaya Mandala Sampoerna Tbk.....................       910,000       600,536
 *PT Hero Supermarket Tbk..............................       220,000        32,592
 *PT Indah Kiat Pulp & Paper Corp......................     4,815,196     1,734,761
 *PT Indocement Tunggal Prakarsa.......................       166,000        57,569
 *PT Indofood Sukses Makmur............................        42,330        20,951
 *PT Indorama Synthetics Tbk...........................       535,320        70,294
 *PT Inti Indorayo Utama...............................       411,500        18,012
 *PT Jakarta International Hotel and Development Tbk...     1,590,000        58,889
 *PT Japfa Comfeed Indonesia Tbk.......................       124,000         2,087
 *PT Kalbe Farma Tbk...................................       409,600        27,582
 *PT Lippo Land Development Tbk........................       386,400        16,913
 PT Mayorah Indah......................................       577,572        36,949
                                                               SHARES        VALUE+
                                                         ------------  ------------
 *PT Modern Photo Tbk..................................       250,000  $     17,256
 *PT Pakuwon Jati Tbk..................................       396,000         4,000
 *PT Panasia Indosyntec Tbk............................       403,200        10,860
 *PT Polysindo Eka Perkasa Tbk.........................     2,064,000       145,939
 *PT Sari Husada Tbk...................................        36,480        12,344
 *PT Semen Cibinong Tbk................................       743,400        32,539
 PT Semen Gresik.......................................       600,000       670,705
 *PT Summarecon Agung..................................       258,587         5,659
 PT Surya Toto Indonesia...............................        46,400         9,374
 PT Tigaraksa Satria Tbk...............................        68,400        10,594
 *PT Unggul Indah Corp. Tbk............................       292,596        39,407
                                                                       ------------
TOTAL -- INDONESIA
  (Cost $13,317,123)...................................                   4,081,652
                                                                       ------------
                                                             FACE
                                                            AMOUNT
                                                         ------------
                                                            (000)
TEMPORARY CASH
  INVESTMENTS -- (1.0%)
 Repurchase Agreement, Chase Manhattan Bank N.A. 4.95%,
   12/01/98 (Collateralized by U.S. Treasury Notes
   5.50%, 03/31/03, valued at $2,129,356) to be
   repurchased at $2,086,287
   (Cost $2,086,000)...................................  $      2,086     2,086,000
                                                                       ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $206,121,800)++................................                $199,449,752
                                                                       ------------
                                                                       ------------
--------------------
   +  See Note B to Financial Statements.
   *  Non-Income Producing Securities
  ++  The cost for federal income tax purposes is $210,292,602.
  ##  Illiquid Securities fair valued by the Board of Directors.

                See accompanying Notes to Financial Statements.

                     DIMENSIONAL EMERGING MARKETS FUND INC.

                      STATEMENT OF ASSETS AND LIABILITIES

                               NOVEMBER 30, 1998

                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)

ASSETS:
Investments at Value (Cost of $206,122)................................................  $ 199,450
Cash...................................................................................         27
Receivables:
  Investment Securities Sold...........................................................      1,616
  Dividends, Interest and Tax Reclaims.................................................        275
  Fund Shares Sold.....................................................................         18
                                                                                         ---------
    Total Assets.......................................................................    201,386
                                                                                         ---------
LIABILITIES:
Payable for Investment Securities Purchased............................................      5,273
Deferred Chilean Repatriation Tax......................................................        514
Accrued Expenses.......................................................................        136
                                                                                         ---------
    Total Liabilities..................................................................      5,923
                                                                                         ---------
NET ASSETS applicable to 13,256,523 shares outstanding $.01 par value shares
  (authorized 200,000,000 shares)......................................................  $ 195,463
                                                                                         ---------
                                                                                         ---------
NET ASSET VALUE........................................................................  $   14.74
                                                                                         ---------
                                                                                         ---------
PUBLIC OFFERING PRICE PER SHARE........................................................  $   14.81
                                                                                         ---------
                                                                                         ---------

NET ASSETS CONSIST OF:
Paid-In Capital........................................................................  $ 173,385
Accumulated Net Investment Loss........................................................       (629)
Undistributed Net Realized Gain........................................................     30,366
Accumulated Net Realized Foreign Exchange Loss.........................................       (995)
Unrealized Net Foreign Exchange Gain...................................................          8
Unrealized Depreciation of Investment Securities and Foreign Currency..................     (6,672)
                                                                                         ---------
    Total Net Assets...................................................................  $ 195,463
                                                                                         ---------
                                                                                         ---------

                See accompanying Notes to Financial Statements.

                     DIMENSIONAL EMERGING MARKETS FUND INC.

                            STATEMENT OF OPERATIONS

                      FOR THE YEAR ENDED NOVEMBER 30, 1998

                             (AMOUNTS IN THOUSANDS)

INVESTMENT INCOME
    Dividends (Net of Foreign Taxes Withheld and Repatriation of $559).................  $   4,307
    Interest...........................................................................        648
                                                                                         ---------
        Total Investment Income........................................................      4,955
                                                                                         ---------

EXPENSES
    Investment Advisory Services.......................................................        182
    Accounting & Transfer Agent Fees...................................................        224
    Custodian's Fees...................................................................        594
    Legal Fees.........................................................................         42
    Audit Fees.........................................................................         16
    Directors' Fees and Expenses.......................................................         42
    Organization Costs.................................................................          8
    Other..............................................................................         56
                                                                                         ---------
        Total Expenses.................................................................      1,164
                                                                                         ---------
    NET INVESTMENT INCOME..............................................................      3,791
                                                                                         ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY

Net Realized Gain on Investment Securities.............................................     30,379

Net Realized Loss on Foreign Currency Transactions.....................................       (995)

Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency.........................................    (41,320)
    Deferred Chilean Repatriation Tax..................................................        205
    Translation of Foreign Currency Denominated Amounts................................        (15)
                                                                                         ---------

    NET LOSS ON INVESTMENT SECURITIES AND FOREIGN CURRENCY.............................    (11,746)
                                                                                         ---------

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS...................................  $  (7,955)
                                                                                         ---------
                                                                                         ---------

                See accompanying Notes to Financial Statements.

                     DIMENSIONAL EMERGING MARKETS FUND INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                                                              YEAR ENDED   YEAR ENDED
                                                                                               NOV. 30,     NOV. 30,
                                                                                                 1998         1997
                                                                                              -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
    Net Investment Income...................................................................  $     3,791  $     3,841
    Net Realized Gain on Investment Securities..............................................       30,379          197
    Net Realized Gain (Loss) on Foreign Currency Transactions...............................         (995)           6
    Change in Unrealized Appreciation (Depreciation) of:
        Investment Securities and Foreign Currency..........................................      (41,320)      (5,295)
        Deferred Chilean Repatriation Tax...................................................          205        1,568
        Translation of Foreign Currency Denominated Amounts.................................          (15)           9
                                                                                              -----------  -----------
        Net Increase (Decrease) in Net Assets Resulting from Operations.....................       (7,955)         336
                                                                                              -----------  -----------
Distributions From:
    Net Investment Income...................................................................       (7,577)        (506)
    Net Realized Gain.......................................................................         (204)        (209)
                                                                                              -----------  -----------
        Total Distributions.................................................................       (7,781)        (715)
                                                                                              -----------  -----------
Capital Share Transactions (1):
    Capital Shares Issued...................................................................        9,768       19,000
    Shares Issued in Lieu of Cash Distributions.............................................        7,781          715
    Capital Shares Redeemed.................................................................         (155)          --
                                                                                              -----------  -----------
        Net Increase from Capital Share Transactions........................................       17,394       19,715
                                                                                              -----------  -----------
        Total Increase......................................................................        1,658       19,336
NET ASSETS
    Beginning of Period.....................................................................      193,805      174,469
                                                                                              -----------  -----------
    End of Period...........................................................................  $   195,463  $   193,805
                                                                                              -----------  -----------
                                                                                              -----------  -----------

(1) SHARE AMOUNTS:
    Shares Issued...........................................................................          747          964
    Shares Issued in Lieu of Cash Distributions.............................................          510           47
    Shares Redeemed.........................................................................          (12)          --
                                                                                              -----------  -----------
                                                                                                    1,245        1,011
                                                                                              -----------  -----------
                                                                                              -----------  -----------

                See accompanying Notes to Financial Statements.

                     DIMENSIONAL EMERGING MARKETS FUND INC.

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                 YEAR             YEAR             YEAR             YEAR             YEAR
                                                ENDED            ENDED            ENDED            ENDED            ENDED
                                               NOV. 30,         NOV. 30,         NOV. 30,         NOV. 30,         NOV. 30,
                                                 1998             1997             1996             1995             1994
                                              ----------       ----------       ----------       ----------       ----------
Net Asset Value, Beginning of Period....      $    16.13       $    15.86       $    14.77       $    17.10       $    15.18
                                              ----------       ----------       ----------       ----------       ----------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income.................            0.31             0.33             0.26             0.28             0.19
  Net Gain (Loss) on Securities
    (Realized and Unrealized)...........           (1.06)            0.01             1.36            (2.29)            1.94
                                              ----------       ----------       ----------       ----------       ----------
  Total from Investment Operations......           (0.75)            0.34             1.62            (2.01)            2.13
                                              ----------       ----------       ----------       ----------       ----------
LESS DISTRIBUTIONS
  Net Investment Income.................           (0.62)           (0.05)           (0.28)           (0.29)           (0.20)
  Net Realized Gain.....................           (0.02)           (0.02)           (0.25)           (0.03)           (0.01)
                                              ----------       ----------       ----------       ----------       ----------
  Total Distributions...................           (0.64)           (0.07)           (0.53)           (0.32)           (0.21)
                                              ----------       ----------       ----------       ----------       ----------
Net Asset Value, End of Period..........      $    14.74       $    16.13       $    15.86       $    14.77       $    17.10
                                              ----------       ----------       ----------       ----------       ----------
                                              ----------       ----------       ----------       ----------       ----------
Total Investment Return (a).............           (4.80)%           2.12%           12.41%          (11.73)%          14.02%

Net Assets, End of Period (thousands)...      $  195,463       $  193,805       $  174,469       $  157,054       $  153,095
Ratio of Expenses to Average Net
  Assets................................            0.64%            0.62%(b)         0.59%(b)         0.58%(b)         0.80%(b)
Ratio of Net Investment Income to
  Average Net Assets....................            2.08%            1.87%(b)         1.64%(b)         2.10%(b)         1.18%(b)
Portfolio Turnover Rate.................           34.84%            0.49%            0.29%            5.73%            0.26%

--------------

(a) Based on per share net asset value. Prior to November 21, 1997, the per share market price was not readily determinable since fund shares were only sold at a public offering price.

(b) Had certain waivers not been in effect, the ratios of expenses to average net assets for the years ended November 30, 1997 through 1994 would have been 1.02%, 0.99%, 0.98%, and 0.88%, respectively, and the ratios of net investment income to average net assets for the years ended November 30,1997 through 1994 would have been 1.47%, 1.24%, 1.70% and 1.10%, respectively.

                See accompanying Notes to Financial Statements.

                     DIMENSIONAL EMERGING MARKETS FUND INC.

                         NOTES TO FINANCIAL STATEMENTS

A. ORGANIZATION:

    Prior to November 21, 1997, Dimensional Emerging Markets Fund Inc. (the "Fund") was organized as a closed-end management investment company registered under the Investment Company Act of 1940, as amended. Effective November 21, 1997 the Fund was reorganized as an open-end management investment company.

B. SIGNIFICANT ACCOUNTING POLICIES:

    The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

    1. SECURITY VALUATION: Securities held by the Fund which are listed on a securities exchange and for which market quotations are readily available are valued at the last quoted sale price of the day or, if there is no such reported sale, at the mean between the most recent bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the mean between the most recent bid and asked prices. Securities for which quotations are not readily available are determined in good faith at fair value using methods determined by the Board of Directors.

    2. FOREIGN CURRENCY TRANSLATIONS: Securities and other assets and liabilities of the Fund whose values are initially expressed in foreign currencies are translated to U.S. dollars at the mean price of such currency against U.S. dollars last quoted by a major bank. Dividend and interest income and certain expenses are translated to U.S. dollars at the ratio of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

    The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities held whether realized or unrealized.

    Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid.

    3. FEDERAL INCOME TAXES: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal taxes is required in the financial statements.

    4. REPURCHASE AGREEMENTS: The Fund may purchase money market instruments from financial institutions, such as banks and non-bank dealers, subject to the seller's agreement to repurchase them at an agreed upon date and price. The seller will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or with the Fund's custodian. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be subject to legal proceedings. All open repurchase agreements were entered into on November 30, 1998.

    5. FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited.

    6. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Costs incurred by the Fund in connection with its organization are being amortized on a straight-line basis over a five year period beginning at the commencement of operations of the Fund.

    Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales of foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad. Amounts repatriated prior to the end of specified periods may be subject to taxes as specified in the Fund's prospectus. The fund has recorded deferred repatriation taxes relating to net unrealized appreciation on its investment in Chile.

C. INVESTMENT ADVISOR:

    Dimensional Fund Advisors Inc. (the "Advisor") provides investment advisory services to the Fund. For the year ended November 30, 1998, the fund paid the Advisor a fee based on an annual effective rate of 0.10% of average net assets.

    An investment committee of the Advisor approves all investment decisions made by the Fund.

    Certain officers of the Fund are also officers, directors and shareholders of the Advisor.

D. PURCHASES AND SALES OF SECURITIES:

    For the year ended November 30, 1998, the Fund made the following purchases and sales of investment securities other than U.S. Government securities and temporary cash investments (amounts in thousands):

Purchases...............................................  $  81,156
Sales...................................................     62,055

E. INVESTMENT TRANSACTIONS:

    At November 30, 1998, gross unrealized appreciation and depreciation for federal income tax purposes of investment securities and foreign currencies were as follows (amounts in thousands):

Gross Unrealized Appreciation..........................  $  41,096
Gross Unrealized Depreciation..........................    (51,939)
                                                         ---------
Net....................................................  $ (10,843)
                                                         ---------
                                                         ---------

F. LINE OF CREDIT

    The Fund together with other DFA-advised portfolios, has entered into a $50 million unsecured line of credit with its domestic custodian bank. The Fund is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million. Borrowings under the line are charged interest at the current overnight federal funds rate plus a variable rate determined at the date of borrowing. Each portfolio is individually, and not jointly liable for its particular advances under the line. There is no commitment fee on the unused portion of the line of credit. There were no borrowings under the line of credit by the Fund during the year ended November 30, 1998.

G. REIMBURSEMENT FEES:

    Shares of the Fund are sold at a public offering price which is equal to the current net asset value of such shares plus a reimbursement fee. Reimbursement fees are recorded as an addition to paid in capital and are used to defray costs associated with investing proceeds of the sales of shares to investors. The reimbursement fee of the Fund is 0.50% of the net asset value of its shares.

H. SUBSEQUENT EVENT:

    On December 8, 1998, Dimensional Emerging Markets Fund Inc. changed its name to Dimensional Emerging Markets Value Fund Inc.

                       REPORT OF INDEPENDENT ACCOUNTANTS

TO THE SHAREHOLDERS AND BOARD OF DIRECTORS OF
DIMENSIONAL EMERGING MARKETS FUND INC.:

In our opinion, the accompanying statement of assets and liabilities, including schedule of investments, of Dimensional Emerging Markets Fund Inc. and the related statements of operations, and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Dimensional Emerging Markets Fund Inc. at November 30, 1998, the results of its operations, the changes in its net assets and the financial highlights for each of the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities owned at November 30, 1998 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP

2400 Eleven Penn Center
Philadelphia, Pennsylvania
January 15, 1999